UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1685

Name of Registrant:	Vanguard Morgan Growth Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	June 30, 2009

Date of reporting period:	September 30

Item 1:	Schedule of Investments

Vanguard Morgan Growth Fund

Schedule of Investments

As of June 30, 2009

		Shares	Market Value ($000)
Common Stocks (95.1%)[1]
Consumer Discretionary (12.0%)
*	Amazon.com, Inc.	1,001,621	83,796
	TJX Cos., Inc.	1,991,600	62,656
*	Apollo Group, Inc. Class A	631,553	44,916
	Abercrombie & Fitch Co.	1,470,983	37,348
	Advance Auto Parts, Inc.	844,905	35,055
	NIKE, Inc. Class B	488,170	25,277
*	AutoZone Inc.	159,221	24,060
	Yum! Brands, Inc.	705,800	23,531
	Coach, Inc.	873,377	23,476
*	ITT Educational Services, Inc.	224,631	22,611
	Target Corp.	516,794	20,398
*	O'Reilly Automotive, Inc.	535,480	20,391
*	LKQ Corp.	1,199,555	19,733
	The Walt Disney Co.	809,900	18,895
*	GameStop Corp. Class A	792,984	17,454
	Guess ?, Inc.	669,626	17,263
*	Urban Outfitters, Inc.	816,450	17,039
	McDonald's Corp.	294,300	16,919
	Scripps Networks Interactive	588,155	16,368
	Omnicom Group Inc.	511,100	16,140
*	Kohl's Corp.	365,090	15,608
*	Penn National Gaming, Inc.	520,200	15,143
*	Dollar Tree, Inc.	346,000	14,567
	DeVry, Inc.	290,910	14,557
*	Tractor Supply Co.	320,950	13,262
	Home Depot, Inc.	547,800	12,944
*	Ford Motor Co.	1,959,400	11,894
*	Starbucks Corp.	685,500	9,522
	The Buckle, Inc.	299,518	9,516
	Comcast Corp. Special Class A	648,834	9,149
	Service Corp. International	1,645,300	9,016
	American Eagle Outfitters, Inc.	632,150	8,958
	Family Dollar Stores, Inc.	305,800	8,654
	Nordstrom, Inc.	403,508	8,026
	Ross Stores, Inc.	201,100	7,762
	Comcast Corp. Class A	468,525	6,789
*	DreamWorks Animation SKG, Inc.	233,621	6,446
	The Gap, Inc.	390,193	6,399
*	Bed Bath & Beyond, Inc.	183,800	5,652
	Staples, Inc.	264,500	5,335
	D. R. Horton, Inc.	505,100	4,728
	The McGraw-Hill Cos., Inc.	150,900	4,544
*	WMS Industries, Inc.	132,700	4,181
	Burger King Holdings Inc.	237,200	4,096
*	DISH Network Corp.	249,900	4,051
	Harman International Industries, Inc.	166,900	3,138

	Johnson Controls, Inc.	120,500	2,617
	Lowe's Cos., Inc.	108,600	2,108
	H & R Block, Inc.	120,400	2,074
*	NVR, Inc.	700	352
*	Priceline.com, Inc.	1,500	167

			794,581
Consumer Staples (5.6%)
	Philip Morris International Inc.	1,551,138	67,661
	Wal-Mart Stores, Inc.	1,290,100	62,492
	Colgate-Palmolive Co.	587,700	41,574
	PepsiCo, Inc.	664,300	36,510
	The Procter & Gamble Co.	502,636	25,685
	Costco Wholesale Corp.	437,800	20,007
	Cadbury PLC ADR	450,200	15,487
	CVS Caremark Corp.	475,610	15,158
*	Central European Distribution Corp.	466,300	12,389
	Kellogg Co.	185,100	8,620
	The Kroger Co.	347,300	7,658
	Sysco Corp.	282,600	6,353
	Lorillard, Inc.	93,000	6,303
	Coca-Cola Enterprises, Inc.	363,400	6,051
	Bunge Ltd.	98,900	5,959
	Alberto-Culver Co.	223,400	5,681
	Campbell Soup Co.	154,600	4,548
	The Coca-Cola Co.	85,378	4,097
*	Ralcorp Holdings, Inc.	58,600	3,570
*	Dr. Pepper Snapple Group, Inc.	163,600	3,467
	General Mills, Inc.	47,700	2,672
	Avon Products, Inc.	96,000	2,475
	Walgreen Co.	82,600	2,428
*	Dean Foods Co.	120,800	2,318
	Archer-Daniels-Midland Co.	54,967	1,471
*	Mead Johnson Nutrition Co.	22,600	718

			371,352
Energy (8.9%)
	Occidental Petroleum Corp.	1,489,634	98,033
	Diamond Offshore Drilling, Inc.	597,097	49,589
	Smith International, Inc.	1,510,625	38,899
	Baker Hughes Inc.	957,785	34,902
*	Southwestern Energy Co.	851,770	33,091
	Noble Energy, Inc.	486,126	28,667
*	Weatherford International Ltd.	1,387,400	27,138
	Schlumberger Ltd.	429,700	23,251
	Apache Corp.	318,604	22,987
*	Transocean Ltd.	290,944	21,614
	Hess Corp.	354,622	19,061
	XTO Energy, Inc.	493,500	18,822
	Suncor Energy, Inc. (New York Shares)	492,400	14,939
*	Oceaneering International, Inc.	320,719	14,496
*	Continental Resources, Inc.	455,900	12,651
	Cabot Oil & Gas Corp.	384,000	11,766
	Tidewater Inc.	265,500	11,382
*	Petrohawk Energy Corp.	483,980	10,793
	Petroleo Brasileiro SA ADR	260,100	10,659

*	Ultra Petroleum Corp.	255,500	9,964
*	National Oilwell Varco Inc.	271,300	8,861
	Core Laboratories N.V.	100,400	8,750
	Peabody Energy Corp.	270,500	8,158
	Murphy Oil Corp.	149,900	8,143
*	Noble Corp.	243,800	7,375
*	Atwood Oceanics, Inc.	262,000	6,526
	ENSCO International, Inc.	173,951	6,066
*	Cameron International Corp.	209,400	5,926
*	Denbury Resources, Inc.	358,200	5,276
*,^	InterOil Corp.	173,900	5,132
	CONSOL Energy, Inc.	90,700	3,080
	Frontier Oil Corp.	209,000	2,740
	Helmerich & Payne, Inc.	39,400	1,216
	Arch Coal, Inc.	55,500	853
*	FMC Technologies Inc.	3,500	132

			590,938
Exchange-Traded Fund (0.7%)
^,2	Vanguard Growth ETF	1,044,900	45,307

Financials (5.6%)
	The Goldman Sachs Group, Inc.	476,383	70,238
	Charles Schwab Corp.	1,868,255	32,769
	Bank of America Corp.	2,044,349	26,985
	State Street Corp.	517,892	24,444
	Wells Fargo & Co.	973,377	23,614
	Itau Unibanco Banco Multiplo SA	1,368,325	21,661
	Northern Trust Corp.	336,900	18,085
	Morgan Stanley	607,170	17,310
	Franklin Resources, Inc.	205,900	14,827
	Raymond James Financial, Inc.	696,600	11,988
	SEI Investments Co.	661,780	11,939
*	Affiliated Managers Group, Inc.	196,400	11,429
	Everest Re Group, Ltd.	144,000	10,306
	Moody's Corp.	369,087	9,725
*	Berkshire Hathaway Inc. Class B	3,119	9,032
	W.R. Berkley Corp.	370,000	7,944
	T. Rowe Price Group Inc.	189,900	7,913
	AFLAC Inc.	224,900	6,992
*	TD Ameritrade Holding Corp.	373,600	6,553
	Annaly Capital Management Inc. REIT	398,200	6,029
	Hudson City Bancorp, Inc.	388,200	5,159
	U.S. Bancorp	191,000	3,423
	Legg Mason Inc.	131,700	3,211
*	Nasdaq OMX Group, Inc.	115,200	2,455
*	The St. Joe Co.	66,700	1,767
	Public Storage, Inc. REIT	22,400	1,467
*	Jefferies Group, Inc.	46,100	983
*	Progressive Corp. of Ohio	51,500	778
	Simon Property Group, Inc. REIT	92	5

			369,031
Health Care (12.5%)
	Abbott Laboratories	1,367,014	64,304
*	Gilead Sciences, Inc.	1,339,360	62,736

	Eli Lilly & Co.	1,507,049	52,204
	Baxter International, Inc.	877,572	46,476
*	Medco Health Solutions, Inc.	978,000	44,606
	Teva Pharmaceutical Industries Ltd. Sponsored ADR	805,500	39,743
*	Celgene Corp.	682,700	32,660
	Medtronic, Inc.	857,634	29,923
	Alcon, Inc.	234,600	27,242
*	Mylan Inc.	2,069,100	27,002
	Roche Holding AG ADR	751,300	25,585
*	Amgen Inc.	439,400	23,262
*	Express Scripts Inc.	324,000	22,275
	Johnson & Johnson	361,000	20,505
*	Varian Medical Systems, Inc.	559,985	19,678
*	Life Technologies Corp.	342,942	14,307
	AstraZeneca Group PLC ADR	303,332	13,389
*	ResMed Inc.	313,600	12,773
*	Covance, Inc.	244,800	12,044
*	Genzyme Corp.	208,493	11,607
*	VCA Antech, Inc.	433,200	11,566
*	Psychiatric Solutions, Inc.	504,300	11,468
*,^	Qiagen NV	546,200	10,154
	Quest Diagnostics, Inc.	175,400	9,898
	Beckman Coulter, Inc.	172,400	9,851
	UnitedHealth Group Inc.	389,200	9,722
*	Biogen Idec Inc.	202,800	9,156
*	St. Jude Medical, Inc.	214,700	8,824
*	Cephalon, Inc.	150,280	8,513
	The Cooper Companies, Inc.	337,280	8,341
	Schering-Plough Corp.	324,720	8,157
*	IDEXX Laboratories, Inc.	174,000	8,039
*	Intuitive Surgical, Inc.	47,364	7,752
	Omnicare, Inc.	290,608	7,486
*	Endo Pharmaceuticals Holdings, Inc.	413,100	7,403
*	Patterson Companies, Inc.	319,900	6,942
*	Laboratory Corp. of America Holdings	101,700	6,894
*	Watson Pharmaceuticals, Inc.	200,200	6,745
*	Vertex Pharmaceuticals, Inc.	177,400	6,322
*	DaVita, Inc.	124,700	6,168
*	Covidien PLC	163,800	6,133
	McKesson Corp.	135,800	5,975
*	Edwards Lifesciences Corp.	87,500	5,953
	C.R. Bard, Inc.	73,900	5,502
	Pharmaceutical Product Development, Inc.	233,840	5,430
*	Amylin Pharmaceuticals, Inc.	344,200	4,647
*	Millipore Corp.	65,317	4,586
*	Thermo Fisher Scientific, Inc.	110,200	4,493
*	Myriad Genetics, Inc.	125,200	4,463
*	Lincare Holdings, Inc.	188,300	4,429
	Techne Corp.	64,200	4,097
*	Immucor Inc.	218,800	3,011
	Becton, Dickinson & Co.	21,600	1,540
*	Hospira, Inc.	29,500	1,136
*	Warner Chilcott Ltd.	62,100	817

*	Mettler-Toledo International Inc.	400	31

			833,965
Industrials (8.9%)
	Raytheon Co.	1,096,058	48,698
	Joy Global Inc.	1,040,210	37,156
	Caterpillar, Inc.	1,024,950	33,864
	Fluor Corp.	631,618	32,396
	Dover Corp.	964,309	31,909
	Cummins Inc.	876,494	30,861
	Lockheed Martin Corp.	349,682	28,202
	Illinois Tool Works, Inc.	624,655	23,325
	Emerson Electric Co.	641,189	20,774
	AMETEK, Inc.	511,894	17,701
	C.H. Robinson Worldwide Inc.	290,630	15,156
	Union Pacific Corp.	290,500	15,123
*	Aecom Technology Corp.	441,300	14,122
*	Navistar International Corp.	322,747	14,072
*	First Solar, Inc.	80,800	13,099
*	Corrections Corp. of America	705,600	11,988
	Parker Hannifin Corp.	269,877	11,594
*	Jacobs Engineering Group Inc.	264,485	11,132
*	Clean Harbors Inc.	204,900	11,062
*	URS Corp.	220,516	10,920
	Pall Corp.	385,152	10,230
*	Foster Wheeler AG	428,190	10,169
	Republic Services, Inc. Class A	410,600	10,023
*	Stericycle, Inc.	186,900	9,631
	Expeditors International of Washington, Inc.	273,400	9,115
	Fastenal Co.	259,000	8,591
*	McDermott International, Inc.	375,300	7,622
	Deere & Co.	187,797	7,502
^	Ritchie Brothers Auctioneers Inc.	303,905	7,127
	L-3 Communications Holdings, Inc.	102,200	7,091
	Goodrich Corp.	137,300	6,861
	J.B. Hunt Transport Services, Inc.	201,800	6,161
	MSC Industrial Direct Co., Inc. Class A	172,800	6,131
	Burlington Northern Santa Fe Corp.	79,500	5,846
	ITT Industries, Inc.	130,200	5,794
	Waste Management, Inc.	202,900	5,714
	United Parcel Service, Inc.	98,800	4,939
*	Tetra Tech, Inc.	163,500	4,684
	Flowserve Corp.	63,900	4,461
*	AGCO Corp.	133,800	3,890
	The Dun & Bradstreet Corp.	41,480	3,369
*	Quanta Services, Inc.	142,200	3,289
	Honeywell International Inc.	79,000	2,481
*	Alliant Techsystems, Inc.	22,000	1,812
	Pitney Bowes, Inc.	81,700	1,792
	United Technologies Corp.	31,600	1,642

			589,121
Information Technology (36.8%)
	Microsoft Corp.	8,811,762	209,456
*	Cisco Systems, Inc.	10,336,100	192,665
*	Apple Inc.	1,043,928	148,687
	Oracle Corp.	6,891,979	147,626

	International Business Machines Corp.	1,388,743	145,013
*	Google Inc.	308,897	130,228
	QUALCOMM Inc.	2,841,429	128,433
*	NetApp, Inc.	5,268,607	103,897
	Intel Corp.	5,557,017	91,969
	Altera Corp.	3,777,200	61,493
	Hewlett-Packard Co.	1,554,600	60,085
	Visa Inc.	789,789	49,172
*	BMC Software, Inc.	1,449,867	48,991
*	EMC Corp.	3,689,916	48,338
	Texas Instruments, Inc.	2,205,441	46,976
*	Juniper Networks, Inc.	1,976,979	46,657
	Xilinx, Inc.	2,110,702	43,185
*	QLogic Corp.	3,021,036	38,307
*	Research In Motion Ltd.	502,500	35,703
	Analog Devices, Inc.	1,399,303	34,675
	Western Union Co.	1,774,636	29,104
*	Cognizant Technology Solutions Corp.	1,031,830	27,550
	Accenture Ltd.	812,428	27,184
*	Activision Blizzard, Inc.	2,149,290	27,146
*	Hewitt Associates, Inc.	872,787	25,992
*	eBay Inc.	1,447,127	24,789
*	Sohu.com Inc.	386,204	24,265
	MasterCard, Inc. Class A	140,100	23,440
*	Emulex Corp.	2,341,486	22,900
*	Adobe Systems, Inc.	787,000	22,272
*	Check Point Software Technologies Ltd.	861,525	20,220
	Applied Materials, Inc.	1,840,630	20,192
*	Teradata Corp.	855,547	20,045
*	McAfee Inc.	464,500	19,597
*	Microsemi Corp.	1,338,600	18,473
*	Symantec Corp.	1,099,683	17,111
*	Riverbed Technology, Inc.	664,691	15,414
*	Equinix, Inc.	210,900	15,341
*,^	Alliance Data Systems Corp.	365,100	15,038
*	Baidu.com, Inc.	43,400	13,067
	Automatic Data Processing, Inc.	337,600	11,965
*	Western Digital Corp.	412,300	10,926
*	Affiliated Computer Services, Inc. Class A	245,200	10,892
*	F5 Networks, Inc.	307,500	10,636
*	CommScope, Inc.	400,700	10,522
*	Skyworks Solutions, Inc.	1,047,600	10,245
^	Giant Interactive Group Inc.	1,230,351	9,990
*	NeuStar, Inc. Class A	437,861	9,703
*	Marvell Technology Group Ltd.	692,100	8,056
*	Macrovision Solutions Corp.	362,800	7,913
	Amphenol Corp. Class A	239,300	7,571
*	Sybase, Inc.	225,100	7,055
*	Amdocs Ltd.	314,700	6,750
*	Nuance Communications, Inc.	516,040	6,239
*	Broadcom Corp.	250,000	6,197
*	ANSYS, Inc.	197,700	6,160
*	FLIR Systems, Inc.	271,900	6,134
*	Intuit, Inc.	217,000	6,111
	CA, Inc.	328,000	5,717

*	Concur Technologies, Inc.	183,700	5,709
*,^	Shanda Interactive Entertainment, Ltd.	104,609	5,470
	ADTRAN Inc.	249,500	5,357
	Global Payments Inc.	121,900	4,566
	Linear Technology Corp.	183,900	4,294
^	FactSet Research Systems Inc.	78,100	3,895
*	Polycom, Inc.	190,420	3,860
*	NCR Corp.	286,000	3,383
*	Solarwinds Inc.	170,000	2,803
*	Dolby Laboratories Inc.	59,400	2,214
*	VeriSign, Inc.	110,270	2,038
	Broadridge Financial Solutions LLC	107,400	1,781
*	Lexmark International, Inc.	65,900	1,044

			2,445,892
Materials (3.3%)
	Monsanto Co.	485,857	36,119
	Nucor Corp.	808,777	35,934
	Celanese Corp. Series A	965,300	22,926
*	Crown Holdings, Inc.	832,000	20,084
	Praxair, Inc.	281,800	20,028
	FMC Corp.	416,614	19,706
	Albemarle Corp.	539,300	13,790
	The Mosaic Co.	290,694	12,878
	Barrick Gold Corp.	359,015	12,045
	Airgas, Inc.	293,200	11,883
*	Owens-Illinois, Inc.	177,800	4,980
	Ecolab, Inc.	115,400	4,499
	Newmont Mining Corp. (Holding Co.)	28,700	1,173
	Terra Industries, Inc.	35,600	862
*	Pactiv Corp.	35,000	760
	CF Industries Holdings, Inc.	9,200	682

			218,349
Telecommunication Services (0.7%)
*	American Tower Corp. Class A	803,300	25,328
*	MetroPCS Communications Inc.	1,135,300	15,111
	Brasil Telecom SA-ADR	481,328	9,420

			49,859
Utilities (0.1%)
*	AES Corp.	483,700	5,616
*	NRG Energy, Inc.	108,000	2,803

			8,419
Total Common Stocks (Cost $6,308,167)			6,316,814

		Coupon
Temporary Cash Investments (5.6%)[1]
Money Market Fund (4.8%)
[3,4]	Vanguard Market Liquidity Fund	0.395%		315,659,188	315,659
			Maturity Date	Face Amount ($000)
Repurchase Agreement (0.3%)
	Bank America (Dated 6/30/09, Repurchase Value $20,100,000, collateralized by Federal Home Loan Mortgage Corp. 5.500%, 6/1/38)	0.090%	8/1/09	20,100	20,100

U.S. Government and Agency Obligations (0.5%)
[5,6]	Federal Home Loan Mortgage Corp.	0.381%	8/24/09	8,000	7,998
[5,6]	Federal Home Loan Mortgage Corp.	0.210%	9/28/09	22,000	21,990
[5,6]	Federal National Mortgage Assn.	0.531%	7/31/09	5,000	4,999

					34,987
Total Temporary Cash Investments (Cost $370,741)					370,746
Total Investments (100.7%) (Cost $6,678,908)					6,687,560
Other Assets and Liabilities-Net (-0.7%)[4]					(44,027)
Net Assets (100%)					6,643,533

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $40,710,000.

1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.2% and 1.5%, respectively, of net assets.

2	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $42,813,000 of collateral received for securities on loan.
5	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
6	Securities with a value of $34,987,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Morgan Growth Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At June 30, 2009, the cost of investment securities for tax purposes was $6,678,908,000. Net unrealized appreciation of investment securities for tax purposes was $8,652,000, consisting of unrealized gains of $619,367,000 on securities that had risen in value since their purchase and $610,715,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Morgan Growth Fund

At June 30, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
Futures Contracts	Expiration	Number of Long (Short Contracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	September 2009	985	225,442	(2,641)
E-mini S&P 500 Index	September 2009	968	44,310	(108)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of June 30, 2009, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	6,316,814	—	—
Temporary Cash Investments	315,659	55,087	—
Futures Contracts—Liabilities[1]	(1,648)	—	—
Total	6,630,825	55,087	—
1 Represents variation margin on the last day of the reporting period.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MORGAN GROWTH FUND
BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 12, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MORGAN GROWTH FUND
BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 12, 2009

VANGUARD MORGAN GROWTH FUND
BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 12, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see file Number 2-88373, Incorporated by Reference.